Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity (Deficit)
Shareholders' Equity (Deficit)

9.  Shareholders’ Equity (Deficit)

Common stock and Class A common stock

Parent’s capital consists of common stock and Class A common stock. On March 29, 2021, the Company held its 21st Ordinary General Meeting of Shareholders, whereby the proposal to amend the Articles of Incorporation to increase the total number of authorized shares was approved. The total number of authorized shares increased to 19,900,000 shares, and the total number of authorized class shares increased to 19,899,999 common shares and one (1) Class A common share.

The same rights are granted to common stock and Class A common stock on the right to claim a dividend and to claim a liquidation distribution.

Class A common stock is entitled to no voting rights at ordinary shareholders’ meetings. However, when Parent makes decisions on the following matters stipulated in laws or regulations or the articles of incorporation that need to be approved by the resolution of the Board of Directors, in addition, Parent needs approval at the Class General Meetings of respective shareholders, which is constituted by the shareholders of Class A common stock.

1.	Subject to a demand for sale of treasury stock from inheritors;
2.	Reverse stock split, stock split, issuance of stock and issuance of stock acquisition right;
3.	Dismissal of Parent’s corporate auditor;
4.	Decrease of common stock;
5.	Dividend paid in property other than money;
6.	Change in the articles of incorporation, business transfer, dissolution and liquidation of Parent; and
7.	Organizational change, merger, stock exchange and stock transfer;

All issued Class A common stock are held by Parent’s representative director, Kouji Eguchi. The holders of Class A common share can claim anytime to acquire Class A common share at market price.

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Common stock

Under the Companies Act, issuances of common stock are required to be credited to the common stock account for at least 50% of the proceeds and to the additional paid-in capital account for the remaining amounts.

Dividends

Under the Companies Act, companies can pay dividends at any time during the year in addition to the year-end dividend upon resolution at the shareholders’ meeting. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders’ subject to certain limitations and additional requirements. Semiannual dividends may also be paid upon resolution by the Board of Directors. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

On March 31, 2023, upon the resolution of the stockholders, a reduction in the registered capital and additional reserved capital amount for common stock was approved in accordance with the Companies Act. As a result, ¥1,203 million and ¥1,306 million were reclassified from registered capital and additional reserved capital for common stock, respectively, to accumulated deficit.

On December 11, 2024, the Company closed its registered offering of 2,860,000 shares of common stock at $1.75 per share for gross proceeds of ¥665,246 thousand, increasing the registered capital of ¥332,623 thousand and the additional paid-in capital of ¥332,623 thousand, respectively. Costs related to the offering, totaling ¥112,982 thousand, were deducted from the additional paid-in capital.

As of December 31, 2024, the Company has 7,994,450 shares issued and 7,901,950 shares outstanding.

Treasury Stock

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by a specific formula.

Sale of shares of subsidiary

In November and December 2023, the Company entered into share transfer agreements with several investors and transferred 1,781 out of 50,000 shares of MEDIROM MOTHER Labs Inc. to third-party investors, representing 3.56% of the ownership interest. The Company received the cash proceeds of approximately ¥160 million and the difference between the consideration received and the amount by which the noncontrolling interest was adjusted was recognized in as additional paid-in capital. The Company recorded ¥155 million and ¥5 million to additional paid-in capital and noncontrolling interest from the sale of subsidiaries’ shares, respectively.